REAL ESTATE INVESTMENTS - Real Estate Investments Held for Sale (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets related to real estate investments held for sale:
Real estate investments held for sale, net	$ 5,375,746		$ 5,375,746		$ 24,585,739	$ 0
Other assets, net	671,265		671,265		1,079,361	0
Liabilities related to real estate investments held for sale:
Mortgage notes payable related to real estate investments held for sale, net	4,381,426		4,381,426		9,088,438	0
Other liabilities, net	227,433		227,433		801,337	0
Disposal Group, Held-for-sale, Not Discontinued Operations
Assets related to real estate investments held for sale:
Land, buildings and improvements	6,802,876		6,802,876		25,675,459
Tenant origination and absorption costs	531,439		531,439		554,788
Accumulated depreciation and amortization	(1,958,569)		(1,958,569)		(1,644,508)
Real estate investments held for sale, net	5,375,746		5,375,746		24,585,739
Other assets, net	671,265		671,265		1,079,361
Total assets related to real estate investments held for sale:	6,047,011		6,047,011		25,665,100
Liabilities related to real estate investments held for sale:
Mortgage notes payable related to real estate investments held for sale, net	4,381,426		4,381,426		9,088,438
Other liabilities, net	227,433		227,433		801,337
Total liabilities related to real estate investments held for sale:	4,608,859		4,608,859		9,889,775
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total revenues	342,198	$ 312,060	716,160	$ 1,480,909	2,326,058	1,325,265
Interest expense	63,207	83,658	138,629	221,022	552,246	323,460
Depreciation and amortization	49,108	185,658	122,769	375,575	737,278	344,708
Other expenses	78,857	101,131	145,797	221,811	352,280	385,282
Impairment of real estate properties					761,100	0
Total expenses	191,172	719,904	407,195	2,476,021	2,402,904	1,053,450
Net income (loss)	$ 151,026	$ (407,844)	$ 308,965	$ (995,112)	$ (76,846)	$ 271,815